Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2019
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments

45 Contingent liabilities and commitments

In the normal course of business, ING Group is party to activities where risks are not reflected in whole or in part in the consolidated financial statements. In response to the needs of its customers, the Group offers financial products related to loans. These products include traditional off-balance sheet credit-related financial instruments.

Contingent liabilities and commitments
	Less than 1 month		1–3 months		3–12 months		1–5 years		Over 5 years		Maturity not applicable		Total
	2019	2018	2019	2018	2019	2018[2]	2019	2018	2019	2018	2019	2018	2019	2018[2]
Contingent liabilities in respect of
– Guarantees [1]	11,441	12,644	1,187	891	3,373	3,475	6,355	3,536	5,146	5,710			27,502	26,256
– Irrevocable letters of credit	9,770	10,346	4,987	4,499	1,259	998	322	374	3	3			16,340	16,220
– other	57	53					75	115					131	168
	21,268	23,043	6,174	5,389	4,631	4,473	6,752	4,026	5,149	5,713			43,974	42,644

Guarantees issued by ING Groep N.V.									319	364			319	364

Irrevocable facilities	64,036	63,499	2,289	2,699	16,766	13,731	30,152	32,717	6,760	6,876			120,002	119,522
	85,304	86,541	8,462	8,088	21,397	18,204	36,905	36,743	12,228	12,954			164,296	162,530

1 The prior period has been updated to improve consistency and comparability of the amounts per maturity of guarantees.

2 ING in the Netherlands offers credit facilities to clients, linked to ING current accounts. After a review of the product conditions in 2019, it has been concluded that these facilities are irrevocable and therefore reported as such above. The prior period has been updated to improve consistency and comparability.

Guarantees relate both to credit and non-credit substitute guarantees. Credit substitute guarantees are guarantees given by ING Group in respect of credit granted to customers by a third party. Many of them are expected to expire without being drawn on and therefore do not necessarily represent future cash outflows. In addition to the items included in contingent liabilities, ING Group has issued guarantees as a participant in collective arrangements of national industry bodies and as a participant in government required collective guarantee schemes which apply in different countries.

Irrevocable letters of credit mainly secure payments to third parties for a customer’s foreign and domestic trade transactions in order to finance a shipment of goods. ING Group’s credit risk in these transactions is limited since these transactions are collateralised by the commodity shipped and are of a short duration.

Other contingent liabilities include acceptances of bills and are of a short-term nature. Other contingent liabilities also include contingent liabilities resulting from the operations of the Real Estate business including obligations under development and construction contracts. Furthermore other contingent liabilities include a contingent liability in connection with a possible Dutch tax obligation that relates to the deduction from Dutch taxable profit for losses incurred by ING Bank in the United Kingdom in previous years. The existence of this obligation will be confirmed only by the occurrence of future profits in the United Kingdom.

ING Group has issued certain guarantees as participant in collective arrangements of national banking funds and as a participant in required collective guarantee schemes. For example, ING Bank N.V. provided a guarantee to the German Deposit Guarantee Fund (‘Einlagensicherungsfonds’ or ESF) under section 5 (10) of the by-laws of this fund, where ING Bank N.V. indemnifies the Association of German Banks Berlin against any losses it might incur as result of actions taken with respect to ING Germany. The ESF is a voluntary collective guarantee scheme for retail savings and deposits in excess of EUR 100,000.

As at 31 December 2019, ING Groep N.V. guarantees various US dollar debentures (that mature between 2023 and 2036) which were issued by a subsidiary of Voya Financial Inc. In the Shareholder’s agreement between ING Groep N.V. and Voya Financial Inc. it is agreed that the aggregate outstanding principal amount of the debentures will be reduced to nil as at 31 December 2019 (2018: EUR 87 million).

Per the Shareholder’s agreement, the decrease in the aggregate outstanding principal shall be deemed to have been reduced to the extent of collateral deposited by Voya Financial Inc. As at 31 December 2019, EUR 331 million (2018: EUR 233 million) was pledged to ING Groep N.V. as collateral.

Irrevocable facilities mainly constitute unused portions of irrevocable credit facilities granted to corporate clients. Many of these facilities are for a fixed duration and bear interest at a floating rate. ING Group’s credit risk and interest rate risk in these transactions is limited. The unused portion of irrevocable credit facilities is partly secured by customers’ assets or counter-guarantees by the central governments and exempted bodies under the regulatory requirements. Irrevocable facilities also include commitments made to purchase securities to be issued by governments and private issuers.